Note 15 - Income taxes: Schedule of Disclosure In Aggregate Of Current Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Details
Income tax payable	$ 509,009	$ 991,161
VAT payable	153,621	182,647
Other tax payable	40,634	32,333
Taxes payable	$ 703,264	$ 1,206,141